Property Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment [Abstract]
Property Plant and Equipment

Note 4: Property Plant and Equipment:

Property and equipment consisted of the following at December 31 (in thousands):

	(thousands)
	2012	2011
Land	$703	$328
Building and building improvements	13,246	10,024
Leasehold improvements	40,513	31,333
Furniture and fixtures	64,979	47,482
Machinery and equipment	13,258	10,625
Computer equipment	6,044	4,394
Purchased computer software	2,663	2,447
Vehicles	2,154	2,070
Construction in progress	2,434	4,294
Total property, plant and equipment	145,994	112,997
Less accumulated depreciation and amortization	(62,103)	(49,248)
Less accumulated depreciation and amortization of capital leases	(1,811)	(1,684)
Total property, plant and equipment, net	$82,080	$62,065

Depreciation and amortization expense on property and equipment was approximately $10,500, $8,700, and $7,200 for the years ended December 31, 2012, 2011 and 2010, respectively.